Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 3,000		$ 6,477,000	$ (5,853,000)	$ 627,000
Beginning balance, shares at Dec. 31, 2019	27,629,408	1
Fair value of common shares issued for services			115,000		115,000
Fair value of common shares issued for services, shares	57,500
Common shares issued in private offerings			2,513,000		2,513,000
Common shares issued in private offerings, shares	1,269,250
Net Loss				(3,284,000)	(3,284,000)
Ending balance, value at Dec. 31, 2020	$ 3,000		9,105,000	(9,137,000)	(29,000)
Ending balance, shares at Dec. 31, 2020	28,956,158	1
Fair value of common shares issued for services			1,652,000		1,652,000
Fair value of common shares issued for services, shares	826,000
Common shares issued in private offerings			4,794,000		4,794,000
Common shares issued in private offerings, shares	2,372,000
Net Loss				(4,729,000)	(4,729,000)
Fair value of vested stock options			322,000		322,000
Ending balance, value at Jun. 30, 2021	$ 3,000		15,873,000	(13,866,000)	2,010,000
Ending balance, shares at Jun. 30, 2021	32,154,158	1
Beginning balance, value at Dec. 31, 2020	$ 3,000		9,105,000	(9,137,000)	(29,000)
Beginning balance, shares at Dec. 31, 2020	28,956,158	1
Fair value of common shares issued for services			1,744,000		1,744,000
Fair value of common shares issued for services, shares	851,488
Net Loss				(10,053,000)	(10,053,000)
Fair value of vested options and warrants issued for services			1,768,000		1,768,000
Fair value of warrants recorded as debt discount			2,482,000		2,482,000
Common shares and warrants issued in private offerings			5,245,000		$ 5,245,000
Common shares and warrants issued in private offerings, shares	2,597,500
Common shares issued in the exercise of warrants, shares
Ending balance, value at Dec. 31, 2021	$ 3,000		20,344,000	(19,190,000)	$ 1,157,000
Ending balance, shares at Dec. 31, 2021	32,405,146	1
Fair value of common shares issued for services			968,000		$ 968,000
Fair value of common shares issued for services, shares	322,500				122,500
Common shares issued in private offerings			195,000		$ 195,000
Common shares issued in private offerings, shares	65,000
Net Loss				(7,717,000)	(7,717,000)
Fair value of vested options and warrants issued for services			1,402,000		1,402,000
Fair value of vested restricted stock units			75,000		75,000
Fair value of common shares issued for financing costs			611,000		611,000
Fair value of common shares issued for financing costs, shares	203,503
Common shares issued in the exercise of warrants			1,481,000		$ 1,481,000
Common shares issued in the exercise of warrants, shares	740,250
Ending balance, value at Jun. 30, 2022	$ 3,000		$ 25,076,000	$ (26,907,000)	$ (1,828,000)
Ending balance, shares at Jun. 30, 2022	33,736,399	1